CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Blade Urban Air Mobility [Member] Preferred stock Preferred stock - Series Seed	Blade Urban Air Mobility [Member] Preferred stock Preferred stock - Series A	Blade Urban Air Mobility [Member] Preferred stock Preferred stock - Series B	Blade Urban Air Mobility [Member] Common Stock	Blade Urban Air Mobility [Member] Additional Paid-In Capital	Blade Urban Air Mobility [Member] Accumulated Deficit	Blade Urban Air Mobility [Member] Treasury Stock	Blade Urban Air Mobility [Member]	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at the beginning at Sep. 30, 2018					$ 48,964,000	$ (16,140,000)	$ (1,684,000)	$ 31,140,000
Balance at the beginning (in shares) at Sep. 30, 2018	2,817,000	6,734,517	12,565,294	16,623,396
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cancellation of Treasury stock					(1,684,000)		$ 1,684,000
Cancellation of Treasury stock (in shares)				(4,432,748)
Stock option exercises					116,000			$ 116,000
Stock option exercises (in shares)				312,237				306,925
Stock-based compensation					317,000			$ 317,000
Balance at the end at Sep. 30, 2019					47,713,000	(26,978,000)		20,735,000			$ 5,000,004
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income						(10,838,000)		(10,838,000)
Balance at the end (in shares) at Sep. 30, 2019	2,817,000	6,734,517	12,565,294	12,502,885
Balance at the beginning at May. 23, 2019									$ 0	$ 0	0
Balance at the end at Sep. 30, 2019					47,713,000	(26,978,000)		20,735,000			5,000,004
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income											(205,197)
Balance at the end (in shares) at Sep. 30, 2019	2,817,000	6,734,517	12,565,294	12,502,885
Balance at the beginning at May. 23, 2019									0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cancellation of Treasury stock									31	0	0
Balance at the end at Dec. 31, 2019					47,809,000	(31,691,000)		16,118,000	2,667,585	2,331,442	5,000,008
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income									0	2,331,442	2,331,442
Balance at the end (in shares) at Dec. 31, 2019	2,817,000	6,734,517	12,565,294	12,513,301
Balance at the beginning at Sep. 30, 2019					47,713,000	(26,978,000)		20,735,000			5,000,004
Balance at the beginning (in shares) at Sep. 30, 2019	2,817,000	6,734,517	12,565,294	12,502,885
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option exercises					5,000			5,000
Stock option exercises (in shares)				10,416
Stock-based compensation					178,000			178,000
Balance at the end at Mar. 31, 2020					47,896,000	(35,100,000)		12,796,000	(3,029,436)	8,028,513	5,000,008
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income						(8,122,000)		(8,122,000)
Balance at the end (in shares) at Mar. 31, 2020	2,817,000	6,734,517	12,565,294	12,513,301
Balance at the beginning at Sep. 30, 2019					47,713,000	(26,978,000)		20,735,000			5,000,004
Balance at the beginning (in shares) at Sep. 30, 2019	2,817,000	6,734,517	12,565,294	12,502,885
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option exercises					15,000			$ 15,000
Stock option exercises (in shares)				89,966				89,966
Stock-based compensation					490,000			$ 490,000
Balance at the end at Sep. 30, 2020					48,218,000	(37,138,000)		11,080,000			5,000,007
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income						(10,160,000)		(10,160,000)
Balance at the end (in shares) at Sep. 30, 2020	2,817,000	6,734,517	12,565,294	12,592,851
Balance at the beginning at Dec. 31, 2019					47,809,000	(31,691,000)		16,118,000	2,667,585	2,331,442	5,000,008
Balance at the beginning (in shares) at Dec. 31, 2019	2,817,000	6,734,517	12,565,294	12,513,301
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation					87,000			87,000
Balance at the end at Mar. 31, 2020					47,896,000	(35,100,000)		12,796,000	(3,029,436)	8,028,513	5,000,008
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income						(3,409,000)		(3,409,000)		5,697,071	5,697,071
Balance at the end (in shares) at Mar. 31, 2020	2,817,000	6,734,517	12,565,294	12,513,301
Balance at the beginning at Dec. 31, 2019					47,809,000	(31,691,000)		16,118,000	2,667,585	2,331,442	5,000,008
Balance at the beginning (in shares) at Dec. 31, 2019	2,817,000	6,734,517	12,565,294	12,513,301
Balance at the end at Jun. 30, 2020											5,000,001
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income											3,182,756
Balance at the beginning at Dec. 31, 2019					47,809,000	(31,691,000)		16,118,000	2,667,585	2,331,442	5,000,008
Balance at the beginning (in shares) at Dec. 31, 2019	2,817,000	6,734,517	12,565,294	12,513,301
Balance at the end at Sep. 30, 2020					48,218,000	(37,138,000)		11,080,000			5,000,007
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income											(1,942,399)
Balance at the end (in shares) at Sep. 30, 2020	2,817,000	6,734,517	12,565,294	12,592,851
Balance at the beginning at Dec. 31, 2019					47,809,000	(31,691,000)		16,118,000	2,667,585	2,331,442	$ 5,000,008
Balance at the beginning (in shares) at Dec. 31, 2019	2,817,000	6,734,517	12,565,294	12,513,301
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cancellation of Treasury stock (in shares)											(312,500)
Balance at the end at Dec. 31, 2020					49,495,000	(39,499,000)		9,996,000	23,189,660	(18,190,840)	$ 5,000,010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income									0	(20,522,282)	(20,522,282)
Balance at the end (in shares) at Dec. 31, 2020	2,817,000	6,734,517	12,565,294	13,693,274
Balance at the beginning at Sep. 30, 2020					48,218,000	(37,138,000)		11,080,000			5,000,007
Balance at the beginning (in shares) at Sep. 30, 2020	2,817,000	6,734,517	12,565,294	12,592,851
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option exercises					19,000			$ 19,000
Stock option exercises (in shares)				77,603				77,603
Stock-based compensation					357,000			$ 357,000
Balance at the end at Mar. 31, 2021					51,416,000	(43,720,000)		7,696,000	24,270,617	(19,271,818)	5,000,003
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income						(6,582,000)		(6,582,000)
Balance at the end (in shares) at Mar. 31, 2021	2,817,000	6,734,517	12,565,294	13,756,294
Balance at the beginning at Dec. 31, 2020					49,495,000	(39,499,000)		9,996,000	23,189,660	(18,190,840)	5,000,010
Balance at the beginning (in shares) at Dec. 31, 2020	2,817,000	6,734,517	12,565,294	13,693,274
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option exercises					17,000			17,000
Stock option exercises (in shares)				63,020
Stock-based compensation					109,000			109,000
Balance at the end at Mar. 31, 2021					$ 51,416,000	(43,720,000)		7,696,000	$ 24,270,617	(19,271,818)	5,000,003
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income						$ (4,221,000)		$ (4,221,000)		$ (1,080,978)	$ (1,080,978)
Balance at the end (in shares) at Mar. 31, 2021	2,817,000	6,734,517	12,565,294	13,756,294